FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2014
FAIR VALUE MEASUREMENTS
Schedule of outstanding foreign currency forward contracts
	As of March 31,
	2013	2014

Settlement currency in:
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$—	$6,377

Schedule of significant unobservable inputs used to measure fair value of the intangible assets
Range

Discount rate	20.5%-22%
Timing of cash flows	0.4-10 years